Pension and Other Employee Benefit Plans (Forecasted Benefit Payments Including Effect of Expected Future Service) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2023	¥ 76,933
2024	76,956
2025	76,662
2026	77,281
2027	75,557
2028-2032	¥ 344,156